TOUCHSTONE APPLIED SCIENCE ASSOCIATES, INC.
                     4 HARDSCRABBLE HEIGHTS, P.O. BOX 382
                          BREWSTER, NEW YORK 10509
                               (845) 277-8100

                                 FACSIMILE
                              (845) 277-8115



                                                 August 8, 2005




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Document Control Department - EDGAR

          Re:  Touchstone Applied Science Associates, Inc.
               Annual Report on Form 10-KSB
               --------------------------------------------

Ladies and Gentlemen:

          Enclosed for filing is the Annual Report on Form 10-KSB/A of Touchstone Applied Science Associates, Inc. for the fiscal year ended October 31, 2004.

          Please notify Regina Keller at (845) 277-8100 immediately if you encounter any difficulty in receiving this filing electronically.

                                   Very truly yours,

                                   /s/ ANDREW L. SIMON
                                   ----------------------

                                   Andrew L. Simon

Enclosure